Current trade and other receivables	12 Months Ended
Dec. 31, 2020
Current trade and other receivables
Current trade and other receivables

16 Current trade and other receivables

	2020	2019	2018
	$m	$m	$m
Amounts due within one year
Trade receivables	3,829	3,606	3,033
Less: Amounts provided for doubtful debts (Note 27)	(23)	(21)	(38)
	3,806	3,585	2,995
Other receivables	1,278	1,083	1,143
Prepayments	1,735	865	871
Government grants receivable	53	–	–
Accrued income	150	228	492
	7,022	5,761	5,501
Amounts due after more than one year
Prepayments	–	–	73
	–	–	73
Trade and other receivables	7,022	5,761	5,574

Trade receivables includes $1,250m (2019:  $892m; 2018:  $724m) measured at FVOCI classified ‘hold to collect and sell’ as they are due from customers that the Group has the option to factor.

All other financial assets included within current Trade and other receivables are held at amortised cost with carrying value being a reasonable approximation of fair value.